Accounts Payable Related to Energy Generated by Consumers	12 Months Ended
Dec. 31, 2023
Accounts Payable Related To Energy Generated By Consumers [Abstract]
Accounts Payable Related to Energy Generated by Consumers
23.
ACCOUNTS PAYABLE RELATED TO ENERGY GENERATED BY CONSUMERS

The Electricity Compensation System (Sistema de Compensação de Energia Elétrica – SCEE) is a system in which the electricity injected by customers which have micro- or mini-distributed generation is assigned, as a loan free of charge, to the local distributor, and subsequently offset against electricity consumption.

The balance of the obligation represents the volume of energy to be offset, measured at the electricity distribution tariff in force at the time.

On December 31, 2023, the amount posted in Current liabilities was R$705 (R$455 on December 31, 2022). This increase is mainly due to the increase in the number of generating facilities (249,241 in December 2023, compared to 191,153 in December 2022) and the increase in the amount of energy injected (4,720 GWh in 2023, compared to 3,041 GWh in 2022).